Revenue Recognition - Consolidated Statement Of Operations (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating revenues
Total operating revenues	$ 5,109	$ 5,044	$ 5,155
Selling, general and administrative	1,694	1,689	1,762
(Gain) loss on license sales and exchanges, net	(18)	(22)	(20)
Total operating expenses	4,904	5,152	5,047
Operating income (loss)	205	(108)	108
Income (loss) before income taxes	221	(122)	92
Income tax expense (benefit)	46	(279)	40
Net income	175	157	52
Less: Net income attributable to noncontrolling interests, net of tax	40	4	9
Net income attributable to TDS shareholders	135	153	43
Net income available to TDS common shareholders	$ 135	$ 153	$ 43
Basic earnings per share available to TDS common shareholders (in dollars per share)	$ 1.20	$ 1.39	$ 0.39
Diluted earnings per share available to TDS common shareholders (in dollars per share)	$ 1.17	$ 1.37	$ 0.39
Service
Operating revenues
Total operating revenues	$ 3,999	$ 3,979	$ 4,050
Cost of goods and services	1,206	1,164	1,189
Equipment and product sales
Operating revenues
Total operating revenues	1,110	1,065	1,105
Cost of goods and services	1,130	$ 1,195	$ 1,240
Results under prior accounting standards
Operating revenues
Total operating revenues	5,122
Selling, general and administrative	1,697
(Gain) loss on license sales and exchanges, net	(17)
Total operating expenses	4,907
Operating income (loss)	215
Income (loss) before income taxes	231
Income tax expense (benefit)	48
Net income	183
Less: Net income attributable to noncontrolling interests, net of tax	42
Net income attributable to TDS shareholders	141
Net income available to TDS common shareholders	$ 141
Basic earnings per share available to TDS common shareholders (in dollars per share)	$ 1.25
Diluted earnings per share available to TDS common shareholders (in dollars per share)	$ 1.22
Results under prior accounting standards | Service
Operating revenues
Total operating revenues	$ 4,108
Results under prior accounting standards | Equipment and product sales
Operating revenues
Total operating revenues	1,014
Cost of goods and services	1,129
ASU 2014-09 | Adjustment
Operating revenues
Total operating revenues	(13)
Selling, general and administrative	(3)
(Gain) loss on license sales and exchanges, net	(1)
Total operating expenses	(3)
Operating income (loss)	(10)
Income (loss) before income taxes	(10)
Income tax expense (benefit)	(2)
Net income	(8)
Less: Net income attributable to noncontrolling interests, net of tax	(2)
Net income attributable to TDS shareholders	(6)
Net income available to TDS common shareholders	$ (6)
Basic earnings per share available to TDS common shareholders (in dollars per share)	$ (0.05)
Diluted earnings per share available to TDS common shareholders (in dollars per share)	$ (0.05)
ASU 2014-09 | Adjustment | Service
Operating revenues
Total operating revenues	$ (109)
ASU 2014-09 | Adjustment | Equipment and product sales
Operating revenues
Total operating revenues	96
Cost of goods and services	$ 1